17. Borrowings and financing (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
17th issue - series 1
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 144,391
Maturity	15-Jan-18
Interest rates	CDI
17th issue - series 2
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 348,434
Maturity	15-Feb-18
Interest rates	IPCA
20th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 250,000
Maturity	20-Dec-18
Interest rates	CDI
10th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 42,438
Maturity	2018	[1]
Interest rates	TJLP/IPCA
12th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 45,450
Maturity	2018	[1]
Interest rates	TR
14th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 40,726
Maturity	2018	[1]
Interest rates	TJLP/IPCA
18th issue
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 33,641
Maturity	2018	[1]
Interest rates	TJLP/IPCA

[1]	Amounts paid during the year.